Nature of Business and Organization (Details) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 10, 2019	Aug. 18, 2018	Dec. 31, 2020	Dec. 31, 2019	Apr. 04, 2019	Aug. 27, 2018	Aug. 07, 2018	Sep. 28, 2017
Nature of Business and Organization (Details) [Line Items]
Gross proceeds				$ 10,062,500
Common stock, shares issued			45,777,318	8,967,748
Common stock, par value			$ 0.00166667	$ 0.00166667
Description of reverse stock split	ratio of 1-0.6.
			30,000,000
Common stock, shares outstanding			45,777,318	8,967,748
Powerbridge Zhuhai [Member]
Nature of Business and Organization (Details) [Line Items]
Common stock, shares issued			11,508,747
Common stock, par value			$ 0.001
Equity interest percentage			84.90%				100.00%	55.00%
Tianfei Feng [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interest percentage								45.00%
Powerbridge [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interest percentage							100.00%
Powerbridge HK [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interest percentage							100.00%
Common Stock [Member]
Nature of Business and Organization (Details) [Line Items]
Common stock, shares issued			6,905,248			11,508,747
Common stock, par value			$ 0.0001			$ 0.001
Description of reverse stock split		the Company’s share capital structure, the board of directors approved a reverse stock split of the Company’s authorized number of Ordinary Shares at a ratio of 10-1.
Common stock, shares outstanding			6,905,248
IPO [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares					2,012,500
Share price per share					$ 5.00
Gross proceeds			$ 10,062,500
Net proceeds			$ 8,021,987
Common stock, shares issued					2,012,500
Common stock, par value					$ 5.00
Over-Allotment Option [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares					262,500
Share price per share					$ 5.00
Common stock, shares issued					262,500
Common stock, par value					$ 5.00